American Beacon Balanced Fund

American Beacon Large Cap Value Fund

American Beacon Mid-Cap Value Fund

American Beacon Small Cap Value Fund

Supplement dated November 25, 2020 to the

Prospectus and Statement of Additional Information
dated February 28, 2020, as previously supplemented or amended

On November 17, 2020, Perpetual Limited (“Perpetual”) acquired Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow”), a sub-advisor to the American Beacon Balanced Fund, American Beacon Large Cap Value Fund, American Beacon Mid-Cap Value Fund and American Beacon Small Cap Value Fund (collectively, the “Funds”) (the “Transaction”). Following the Transaction, Barrow became an indirect subsidiary of Perpetual. Therefore, effective as of November 17, 2020, the following changes are made to the Funds’ Prospectus and Statement of Additional Information:

1)	On pages 53-54 of the Prospectus, in the “Fund Management - The Sub-Advisors” section, the first paragraph regarding Barrow is deleted and replaced with the following:

BARROW, HANLEY, MEWHINNEY & STRAUSS, LLC (“Barrow”), 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201, is a professional investment counseling firm that has been providing investment advisory services since 1979. The firm is an indirect subsidiary of Perpetual Limited, an Australian financial services company (ASX: PPT). As of December 31, 2019, Barrow had discretionary investment management authority with respect to approximately $51.7 billion of assets, including assets of a corporate client of the Manager and its subsidiaries and affiliated entities.

2)	On page 42 of the Statement of Additional Information, in the “Investment Sub-Advisory Agreements” section, the table relating to Barrow is deleted and replaced with the following:

Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow”)
Controlling Person/Entity	Basis of Control	Nature of Controlling Person/Entity Business
Perpetual Limited	Parent Company	Financial Services

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